Vessels, Net (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Subordinated Series A units issued	1,592,920		0
Cash payments	$ 72,252	$ 0
Nave Celeste and C. Dream
Subordinated Series A units issued	1,592,920
Nave Celeste
Subordinated Series A units issued	884,956
Subordinated units issued, value	$ 15,062
Cash payments	42,000
Costs capitalized	125
Working capital acquired	$ 587
C. Dream
Subordinated Series A units issued	707,964
Cash payments	$ 31,000
Costs capitalized	125
Working capital acquired	$ (1,586)
Subordinated Series A Unitholders | Volume weighted average trading price
Unit price	$ 16.95
Subordinated Series A Unitholders | Closing date price per unit
Unit price	$ 17.02
Navios Acquisition | Nave Celeste and C. Dream
Acquisition cost	$ 100,000
Cash payments	$ 73,000
Navios Acquisition | Subordinated Series A Unitholders | Nave Celeste and C. Dream
Subordinated Series A units issued	1,592,920